ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consisted of the following:
	As of December 31,
	2024	2023
	$’000	$’000

Accounts receivable – third parties	1,881	2,333

Accounts receivable, net	1,881	2,333